Acquisition of SPHSA	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Pending Acquisition Of Sphsa [Abstract]
Acquisition of SPHSA
11. Acquisition of SPHSA

On August 16, 2012, SPI entered into an agreement (the "Acquisition Agreement") with SPHSA providing for the acquisition of 100% of the outstanding shares of SPHSA from its shareholders.  The Company has assumed the executory obligations of SPI under the Acquisition Agreement.

Prior to its acquisition, SPHSA was accounted for as a subsidiary of SPI under variable interest accounting rules.  The shareholdings in SPHSA had remained largely unchanged since the formation of that company in 2005.  Since October 2007, SPHSA has also provided various management services for SPI and SPO.  In addition, our subsidiary SPO had loaned approximately $2,000,000 to SPHSA, all of which was due on demand.  There had been and continue to be various intercompany transactions relating to the sale and purchase of goods and services between SPI and SPHSA.  Accordingly, the boards of directors of both SPI and SPHSA believed it to be in the best interest of their respective companies to combine such that SPHSA would become a wholly-owned subsidiary of SPI and SPO would convert its loans and advances to SPHSA into equity, thereby improving the financial condition of SPHSA.

Subject to the terms and conditions of the Acquisition Agreement, on August 21, 2012, SPI made its offer, which initially was irrevocable for a period of 20 business days after the date of the offer to purchase from each of the shareholders of SPHSA all of their shares of SPHSA at a closing to be held September 19, 2012, which was the 21st business day after the date of the offer.  The shares of SPHSA subject to SPI’s offer to purchase included shares that reflected the value of shareholder loans outstanding at the time of the offer.  On September 21, 2012, SPI extended the period during which its offer remained open until November 26, 2012 to permit the satisfaction of conditions to the closing of the offer.  On November 30, 2012, SPI and SPHSA agreed to amend the Acquisition Agreement to provide that the offer would remain open until February 28, 2013, so as to permit the fulfillment of certain closing conditions.  On March 8, 2013, SPI extended the date that the offer would remain open to June 28, 2013. The Acquisition Agreement provided that SPI would settle the purchase price it is paying for the shares of SPHSA in shares of SPI in the ratios of (i) 1,000 common shares of SPI for each share of SPHSA and (ii) 1,000 common shares of SPI for each ZAR 4,000 in principal amount of loans owed by SPHSA to its shareholders.  The purchase price for the shares of SPHSA under the offer was ZAR 4,000 (approximately $500.00) per share of SPHSA.  The Acquisition Agreement provided that SPI would settle the purchase price it paid for the shares of SPHSA in shares of SPI in the ratio of (i) 1,000 common shares of SPI for each share of SPHSA and (ii) 1,000 common shares of SPI for each ZAR 4,000 in principal amount of loans owed by SPHSA to its shareholders.

Acting under the terms of the Share Exchange, at the time of the Share Exchange SPI assigned its rights under the Acquisition Agreement to SurePure US, and SurePure US assumed the obligations of SPI to issue shares to the shareholders of SPHSA at such time, if any, that the pending acquisition of SPHSA is completed.

On May 23, 2013, SPHSA received a final determination from the South African Reserve Bank that the transaction could proceed with certain conditions and controls designed to repatriate the funds of any sale of Company common stock by the South African shareholders.  On June 12, 2013, the acquisition was completed.  In the acquisition, SPHSA issued one common share in exchange for each ZAR 4,000 of SPHSA shareholder loans in the aggregate amount of ZAR 27,459,245 (approximately $2,775,000).  These newly issued 6,865 common shares of SPHSA and the previously issued 3,000 common shares of SPHSA were then exchanged at the rate of 1,000 shares of Common Stock for each SPHSA common share and a total of 9,864,811 shares of Common Stock were issued.

11. Acquisition of SPHSA

On August 16, 2012, SPI entered into an agreement (the "Acquisition Agreement") with SPHSA providing for the acquisition of 100% of the outstanding shares of SPHSA from its shareholders.  The Company has assumed the executory obligations of SPI under the Acquisition Agreement.

Prior to its acquisition, SPHSA was accounted for as a subsidiary of SPI under variable interest accounting rules.  The shareholdings in SPHSA had remained largely unchanged since the formation of that company in 2005.  Since October 2007, SPHSA has also provided various management services for SPI and SPO.  In addition, our subsidiary SPO had loaned approximately $2,000,000 to SPHSA, all of which was due on demand.  There had been and continue to be various intercompany transactions relating to the sale and purchase of goods and services between SPI and SPHSA.  Accordingly, the boards of directors of both SPI and SPHSA believed it to be in the best interest of their respective companies to combine such that SPHSA would become a wholly-owned subsidiary of SPI and SPO would convert its loans and advances to SPHSA into equity, thereby improving the financial condition of SPHSA.

Subject to the terms and conditions of the Acquisition Agreement, on August 21, 2012, SPI made its offer, which initially was irrevocable for a period of 20 business days after the date of the offer to purchase from each of the shareholders of SPHSA all of their shares of SPHSA at a closing to be held September 19, 2012, which was the 21st business day after the date of the offer.  The shares of SPHSA subject to SPI’s offer to purchase included shares that reflected the value of shareholder loans outstanding at the time of the offer.  On September 21, 2012, SPI extended the period during which its offer remained open until November 26, 2012 to permit the satisfaction of conditions to the closing of the offer.  On November 30, 2012, SPI and SPHSA agreed to amend the Acquisition Agreement to provide that the offer would remain open until February 28, 2013, so as to permit the fulfillment of certain closing conditions.  On March 8, 2013, SPI extended the date that the offer would remain open to June 28, 2013. The Acquisition Agreement provided that SPI would settle the purchase price it is paying for the shares of SPHSA in shares of SPI in the ratios of (i) 1,000 common shares of SPI for each share of SPHSA and (ii) 1,000 common shares of SPI for each ZAR 4,000 in principal amount of loans owed by SPHSA to its shareholders.  The purchase price for the shares of SPHSA under the offer was ZAR 4,000 (approximately $500.00) per share of SPHSA.  The Acquisition Agreement provided that SPI would settle the purchase price it paid for the shares of SPHSA in shares of SPI in the ratio of (i) 1,000 common shares of SPI for each share of SPHSA and (ii) 1,000 common shares of SPI for each ZAR 4,000 in principal amount of loans owed by SPHSA to its shareholders.

Acting under the terms of the Share Exchange, at the time of the Share Exchange SPI assigned its rights under the Acquisition Agreement to SurePure US, and SurePure US assumed the obligations of SPI to issue shares to the shareholders of SPHSA at such time, if any, that the pending acquisition of SPHSA is completed.

On May 23, 2013, SPHSA received a final determination from the South African Reserve Bank that the transaction could proceed with certain conditions and controls designed to repatriate the funds of any sale of Company common stock by the South African shareholders.  On June 12, 2013, the acquisition was completed.  In the acquisition, SPHSA issued one common share in exchange for each ZAR 4,000 of SPHSA shareholder loans in the aggregate amount of ZAR 27,459,245 (approximately $2,775,000).  These newly issued 6,865 common shares of SPHSA and the previously issued 3,000 common shares of SPHSA were then exchanged at the rate of 1,000 shares of Common Stock for each SPHSA common share and a total of 9,864,811 shares of Common Stock was  issued.